Annual Total Returns- Vanguard Small-Cap Value Index Fund (Institutional) [BarChart] - Institutional - Vanguard Small-Cap Value Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.97%)	18.78%	36.55%	10.59%	(4.67%)	24.80%	11.80%	(12.23%)	22.81%	5.86%